Vulnerability Due to Certain Concentrations Vulnerability Due to Certain Concentrations - Zeiss (Details) € in Thousands		Dec. 31, 2016 EUR (€)	Nov. 03, 2016 EUR (€)
Unusual Risk or Uncertainty [Line Items]
Contractual Obligation	[1]	€ 6,811,661
Zeiss Commitment Percentage of Shares to be Acquired		0.00%
Zeiss Commitment Amount to be Paid in Cash		€ 1,000,000
Zeiss Commitment R&D and Capex investment			€ 760,000
Zeiss Commitment R&D and Capex investment Contractual Term			6
Zeiss Commitment Consideration already paid During the Year		12,000
Zeiss High-NA Funding Commitment [Member]
Unusual Risk or Uncertainty [Line Items]
Contractual Obligation		€ 748,000

[1]	We have excluded unrecognized tax benefits for an amount of EUR 136.4 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.